Warrants (Details) - USD ($)		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Warrants [Line Items]
Common stock percentage		80.00%
Fair value of warrants		$ 585,402
Warrant exercised
Purchase of common stock		1,438
Warrants purchase price		1,250
Series A Preferred Stock [Member]
Warrants [Line Items]
Issuance of preferred stock		$ 8,000,000
Shares of common stock issued		18,000.018
Series A Preferred Stock [Member] | Streeterville [Member]
Warrants [Line Items]
Issuance of preferred stock		$ 4,000,000
Shares of common stock issued		40,000
Preferred Purchase Agreement [Member]
Warrants [Line Items]
Warrants exercise price	$ 8	$ 8
Preferred Purchase Agreement [Member] | Streeterville [Member]
Warrants [Line Items]
Purchase of common stock	$ 1,438
Warrants purchase price	$ 1,250
Preferred Purchase Agreement [Member] | Series A Preferred Stock [Member]
Warrants [Line Items]
Warrants purchase	1,250,000	1,250,000
Commitment fee amount	$ 40,000,000
Issuance of preferred stock	$ 1,000
Shares of common stock issued	1,438,000
Purchase of common stock	$ 1,250
Preferred Purchase Agreement [Member] | Series A Preferred Stock [Member] | Streeterville [Member]
Warrants [Line Items]
Issuance of preferred stock	$ 8,000,000	$ 1,000
Shares of common stock issued	8,000
Purchase of common stock	$ 1,438
Warrants purchase price	1,250
Streeterville March 2026 Convertible Note Warrants [Member]
Warrants [Line Items]
Warrants outstanding	$ 1,250,000	$ 1,250,000		$ 0
Note Warrants [Member] | Securities Purchase Agreement [Member]
Warrants [Line Items]
Common stock percentage		9.99%
Note Warrants [Member] | Streeterville March 2026 Convertible Note Warrants [Member] | Securities Purchase Agreement [Member]
Warrants [Line Items]
Warrants purchase	250,000	250,000
Warrants exercise price	$ 6.8	$ 6.8
Preferred Purchase Agreement Warrants [Member] | Securities Purchase Agreement [Member]
Warrants [Line Items]
Warrants exercise price	$ 8	$ 8
Warrant exercised
Warrants outstanding	$ 250,000	$ 250,000		$ 0
Preferred Purchase Agreement Warrants [Member] | Securities Purchase Agreement [Member] | Streeterville [Member]
Warrants [Line Items]
Common stock percentage		9.99%
Warrants exercised	1,250,000	1,250,000